Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2017	2016
Salaries and other benefits	$6,078	$6,983
Equity settled share based compensation	3,036	2,749
Cash settled share based compensation	(3,945)	8,629
	$5,169	$18,361